Parent company only condensed financial information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net cash used in operating activities	¥ (32,182)	$ (5,051)	¥ 56,963	¥ 175,079
Cash flows from investing activities:
Net cash advances (to)/from subsidiaries			(40,000)	(137,000)
Collection of cash advance from Jimu Group			40,000	122,000
Net cash (used in)/provided by investing activities	(119,464)	(18,747)	192,619	(538,702)
Cash flows from financing activities:
Proceeds from exercise of options	1		20	26
Net cash provided by/(used in) financing activities	(132,334)	(20,766)	(286,639)	224,372
Cash and cash equivalents at beginning of the year	377,160	59,185	102,755	457,442
Cash and cash equivalents at end of the year	217,901	34,193	377,160	102,755
Parent Company
Cash flows from operating activities:
Net cash used in operating activities	(11,840)	(1,860)	(20,972)	(7,261)
Cash flows from investing activities:
Net cash advances (to)/from subsidiaries	14,952	2,346	74,238	(203,956)
Collection of cash advance from Jimu Group				20,603
Collection of loan from a third party				135,296
Purchase of Infrarisk, net of cash acquired (Note 4)			(4,911)	(3,650)
Investment in a subsidiary				(5,196)
Net cash (used in)/provided by investing activities	14,952	2,346	69,327	(56,903)
Cash flows from financing activities:
Proceeds from exercise of options	1		20	26
Net cash provided by/(used in) financing activities	1		20	26
Effect of exchange rate changes on cash, cash equivalents	(5,325)	(833)	(52,516)	2,552
Net decrease in cash, cash equivalents	(2,212)	(347)	(4,141)	(61,586)
Cash and cash equivalents at beginning of the year	3,467	544	7,608	69,194
Cash and cash equivalents at end of the year	¥ 1,255	$ 197	¥ 3,467	¥ 7,608